Stock Options (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Stock Compensation Expense:
Selling, general and administrative	$ 2,432,158	$ 2,392,276
Research and development	683,132	620,634
Stock Option [Member]
Stock Compensation Expense:
Selling, general and administrative	420,488	$ 344,423
Research and development	$ 16,286